Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	$ 2,064
Derecognition of Assets	(1,981)
Deferred Tax Asset Recognized	83
Unused tax losses [member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Losses	1,945
Tax Value	518
Derecognition of Assets	(518)
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Losses	5,168
Tax Value	1,340
Derecognition of Assets	(1,320)
Deferred Tax Asset Recognized	20
Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Losses	700
Tax Value	156
Derecognition of Assets	(104)
Deferred Tax Asset Recognized	52
U.S. state net operating losses [member] | US States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	32
Derecognition of Assets	(30)
Deferred Tax Asset Recognized	2
Other attributes and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	18
Derecognition of Assets	(9)
Deferred Tax Asset Recognized	$ 9